Fees Summary	Jan. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,164,000
Previously Paid Amount	0.00
Total Fee Amount	484.41
Total Offset Amount	0.00
Net Fee	484.41
Narrative - Max Aggregate Offering Price	$ 3,164,000
Final Prospectus	true